Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

(THE “TRUST”)

POLEN UPPER TIER HIGH YIELD FUND (the “high yield fund”)

POLEN BANK LOAN FUND

(THE “BANK LOAN FUND” AND, TOGETHER WITH THE HIGH YIELD FUND, THE “FUNDS”)

Supplement dated March 1, 2023 to the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated June 30, 2022

DISTRIBUTIONS

The first sentence of the section of the Funds’ Prospectus titled “Distributions” on page 31 is replaced with the following:

Distributions of net investment income and net capital gain, if any, are declared daily and distributed monthly to you.

ADDRESS UPDATES

Effective March 9, 2023, the regular and overnight mail delivery addresses for corresponding or transacting with the Funds are changing. All references in the Funds’ Prospectus to the regular and overnight mail delivery addresses are deleted in their entirety and replaced with the following, respectively:

Regular Mail:

Polen Credit Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing
P.O. Box 534445
Pittsburgh, PA 15253-4445

Overnight Mail:

Polen Credit Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing
Attention: 534445

500 Ross Street, 154-0520

Pittsburgh, PA 15262

(888) 678-6024

In addition, the second sentence of the second paragraph of the cover page of the Funds’ SAI is replaced with the following:

A copy of the Prospectus and annual reports to shareholders, when available, may be obtained without charge, upon request, by writing to either Fund at 500 Ross Street, 154-0520, Pittsburgh, PA 15262 or calling either Fund at (888) 678-6024 or on the Funds’ website at https://www.polencapital.com.

The Information for the Transfer Agent in the fourth paragraph of the section of the Funds’ SAI titled “Additional Service Providers” on page 31 is replaced with the following:

TRANSFER AGENT. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 500 Ross Street, 154-0520, Pittsburgh, PA 15262, serves as the Trust’s Transfer Agent and Dividend Paying Agent.

The second sentence of the section of the Funds’ SAI titled “Financial Statements” on page 46 is replaced with the following:

The Funds have not yet commenced operations and, therefore, have not produced financial statements. Once produced, you can obtain a copy of financial statements contained in the Funds’ Annual or Semi-Annual Report. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 500 Ross Street, 154-0520, Pittsburgh, PA 15262 or calling Shareholder Services at (888) 678-6024 or on the Funds’ website at https://www.polencapital.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.